Cash and Cash Equivalents (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents	The components of cash and cash equivalents are as follows:
	June 30, 2024	December 31, 2023
Cash and cash equivalents	2,942	3,059
Short-term investments	10,307	8,339
Total	13,249	11,398
The components of cash and cash equivalents at December 31, 2023, and 2022 are as follows:
	12/31/2023	12/31/2022
Cash and cash equivalents	3,059	2,537
Short-term investments	8,339	5,478
Total	11,398	8,015